Bonus Programs (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Shares Granted Under the Company's Executive Incentive Plans
At December 31, 2024 the shares granted under the Company’s executive incentive plans are as follows:

	Number of shares
Incentive Plan	FEMSA	KOF	Vesting period
2020	666,281	956,926	2020-2022
2021	780,524	1,197,820	2021-2023
2022	856,664	1,289,204	2022-2024
2023	926,288	1,134,810	2023-2025
2024	646,583	888,512	2024-2026
Total	3,876,340	5,467,272